PRINCIPLED
                                     EQUITY
                                     MARKET
                                      FUND


                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998

                                  (UNAUDITED)











                                       1
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                       This Page Intentionally Left Blank











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                         PRINCIPLED EQUITY MARKET FUND
--------------------------------------------------------------------------------


                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1998
                                  (Unaudited)

Assets:
Investments at quoted market value (cost $19,181,177 ;
 see Schedule of Investments, Notes 1, 2, & 6).................    $26,191,843
Cash  .........................................................        127,925
Dividends and interest receivable..............................         36,448
Organizational costs (Note 1)..................................         33,097
                                                                   ------------
     Total assets..............................................     26,389,313
                                                                   ------------

Liabilities:
Accrued expenses and other liabilities (Note 3 )...............         31,321
                                                                   ------------
     Total liabilities.........................................         31,321
                                                                   ------------

Net Assets:
Capital stock (unlimited shares authorized at no par value,
 amount paid in on 1,725,850 shares outstanding) (Note 1)......     18,156,817
Accumulated undistributed net investment income (Note 1).......        137,445
Accumultaed realized gain from security transactions (Note 1)..      1,053,064
Net unrealized appreciation in value of investments (Note 2)...      7,010,666
                                                                   ------------
     Net assets (equivalent to $15.27 per share, based on
      1,725,850 capital shares outstanding)....................    $26,357,992
                                                                   ============



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                         PRINCIPLED EQUITY MARKET FUND
================================================================================


                            STATEMENT OF OPERATIONS
                                 JUNE 30, 1998
                                  (Unaudited)


Income:
 Dividends.....................................................   $    186,312
 Interest......................................................          2,414
                                                                   ------------
     Total income..............................................        188,726
                                                                   ------------

Expenses:
 Management fees, net (Note 3).................................         17,886
 Custodian fees................................................          3,226
 Audit and accounting fees.....................................          4,059
 Administration fees (Note 4)..................................          8,854
 Transfer fees (Note 4)........................................          2,987
 Trustees' fees and expenses...................................          1,991
 Legal fees....................................................          4,170
 Organizational expenses.......................................          3,306
 Other expenses................................................          4,802
                                                                   ------------
     Total expenses............................................         51,281
                                                                   ------------

Net investment income..........................................        137,445
                                                                   ------------

Realized and unrealized gain on investments:
  Realized gain on investments-net.............................      1,053,063
  Increase in net unrealized appreciation in investments.......      2,901,739
                                                                   ------------
     Net gain on investments...................................      3,954,802
                                                                   ============

Net increase in net assets resulting from operations...........    $ 4,092,247
                                                                   ============


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                         PRINCIPLED EQUITY MARKET FUND
================================================================================


                      STATEMENTS OF CHANGES IN NET ASSETS


                                                   Six Months Ended
                                                    June 30, 1998    Year Ended
                                                     (Unaudited)    December 31,
                                                                        1997
                                                   ----------------------------
From operations:
 Net investment income...........................  $   137,445     $   235,788
 Realized gain on investments, net...............    1,053,063         102,865
 Increase in net unrealized
  appreciation in investments....................    2,901,739       4,108,927
                                                   -------------  ------------
     Net increase in net assets resulting
      from operations............................    4,092,247       4,447,580
                                                   -------------- -------------
Distributions to shareholders:
 From net investment income ($0.14 per share in         --            (235,788)
 1997)...........................................
 From net realized gain on investments ($0.06 per       --            (102,865)
 share in 1997)..................................
                                                   --------------  ------------
     Total distributions to shareholders.........       --            (338,653)
                                                   --------------  ------------
                                                   --------------  ------------

From capital share transactions:
                              Number of Shares
                              1998        1997
                            ---------- -----------
 Proceeds from sale of
  shares..................   19,763     799,491        258,996       8,795,782
 Shares issued to share-
  holders in distributions
  reinvested..............    --         12,570        --              161,780
 Cost of shares redeemed..    --          --           --               --
                            ---------  -----------    ===========   ===========
Increase in net
  assets resulting from
capital
  share transactions......  812,061     812,061         258,996       8,957,562
                            ========== =========== --------------  ------------

Net increase in net assets.......................    4,351,243      13,066,489
Net assets:
  Beginning of period............................   22,006,749       8,940,260
                                                   ==============  ============
  End of period ( including undistributed
     net investment income of $137,445 and
     $0, respectively............................  $26,357,992      22,006,749
                                                   ==============  ============


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                         PRINCIPLED EQUITY MARKET FUND
================================================================================


                       SELECTED   PER  SHARE  DATA  AND  RATIOS
                 (for  a  share outstanding throughout each period)


                                   Six Months                 Period Ended
                                   Ended June   Year Ended     October 28,
                                    30, 1998   December 31,      1996 to
                                  (Unaudited)      1997       December 31,
                                                                 1996
                                  --------------------------- --------------

Investment income ................$  0.11      $  0.18        $ --
Expenses, net.....................   0.03         0.04          --
                                  --------------------------- --------------
Net investment income ............   0.08         0.14          --
Net realized and unrealized
gain on investments...............   2.29         2.96          --
Distributions to shareholders:
  From net investment income......  --            0.14          --
  From net realized gain on
   investments....................  --            0.06          --
                                  ------------------------------------------
Net increase in net asset value...   2.37         2.90          --
Net asset value:
  Beginning of period.............  12.90        10.00          10.00
                                  ==========================================
  End of period................... $15.27       $12.90        $ 10.00
                                  ==========================================
Ratio of expenses
to average net assets.............   0.42%        0.48%         --
Ratio of net investment
income to average net assets......   1.12%        1.40%         --
Portfolio turnover................   0.19         0.07          --
Average commission rate paid......   0.0322       0.0253        --
Number of shares out-standing at
end of period..................... 1,725,850     1,706,087       894,026


Per share data and ratios
assuming no waiver of advisory
fees:
   Expenses.......................   0.04         0.06          --
   Net investment income..........   0.07         0.13          --
   Ratio of expenses to average
    net assets....................   0.52%        0.58%         --
   Ratio of net investment income
    to average net assets.........   1.02%        1.30%         --

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                         PRINCIPLED EQUITY MARKET FUND
================================================================================


                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

COMMON STOCKS -- 99.37%
           Aerospace/Defense Industry -- 1.67%
    1,800  Gulfstream Aerospace                                     $   83,700
    6,700  Precision Castparts Corporation                             357,613
                                                                    -----------
                                                                       441,313
                                                                    -----------
           Agricultural Products Industry -- 0.01%
       60  Agribrands International Incorporated                         1,815
                                                                    -----------

           Air Transport Industry -- 0.44%
      800  Amr Corporation                                              66,600
      200  FDX Corporation                                              12,550
    1,200  Southwest Airlines Company                                   35,475
                                                                    -----------
                                                                       114,625
                                                                    -----------
           Auto & Truck Industry -- 0.20%
    1,000  Paccar Incorporated                                          52,250
                                                                    -----------

           Auto Parts (OEM) Industry -- 0.22%
      600  Dana Corporation                                             32,100
      600  Oea Incorporated                                              9,600
      600  Superior Industries International                            16,913
                                                                    -----------
                                                                        58,613
                                                                    -----------
           Auto Parts (Replacement) Industry -- 2.45%
   18,650  Genuine Parts Company                                       644,591
                                                                    -----------

           Bank Industry -- 6.62%
    1,000  Bank of New York Company Incorporated....................    60,875
    2,500  Bankamerica Corporation..................................   216,250
    1,000  Bankboston Corporation...................................    55,625
    1,400  Citicorp.................................................   208,950
    2,700  First Union Corporation..................................   157,275
      900  JP Morgan and Company Incorporated.......................   105,356
      600  Keycorp..................................................    21,375
    9,060  Nationsbank Corporation..................................   694,789
    1,100  Pnc Bank Corporation.....................................    59,263
      600  Wachovia Corporation.....................................    50,700
      100  Washington Mutual Incorporated...........................     4,344
      300  Wells Fargo and Company..................................   110,700
                                                                    -----------
                                                                     1,745,502
                                                                    -----------

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--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

                                  (Continued)

           Bank (Midwest) Industry -- 3.04%
      100  Fifth Third Bankcorp.....................................     6,300
    1,500  First Chicago Nbd Corporation............................   132,938
    2,700  Mellon Bank Corporation..................................   188,156
    1,100  National City Corporation................................    78,100
    2,600  Norwest Corporation......................................    97,500
    6,900  US Bankcorp (New) .......................................   296,700
                                                                    -----------
                                                                       799,694
                                                                    -----------

           Beverage (Soft Drink) Industry -- 7.62%
   17,200  Coca Cola Company........................................ 1,470,600
    2,500  Coca Cola Enterprises Incorporated.......................    97,813
   10,700  Pepsico Incorporated.....................................   440,706
                                                                    -----------
                                                                     2,009,119
                                                                    -----------

           Building Materials Industry -- 0.03%
      100  Armstrong World Industries Incorporated..................     6,738
                                                                    -----------

           Chemical (Basic) Industry -- 1.85%
    8,500  Arco Chemical Company....................................   487,688
                                                                    -----------

           Chemical (Diversified) Industry -- 0.34%
    1,400  Millipore Corporation....................................    38,150
    2,500  Pall Corporation.........................................    51,250
                                                                    -----------
                                                                        89,400
                                                                    -----------

           Chemical (Specialty) Industry -- 0.49%
      600  International Flavors and Fragrances.....................    26,063
    1,300  Praxair Incorporated.....................................    60,856
      800  Sherwin Williams Company.................................    26,500
      400  Sigma Aldrich Corporation................................    14,050
                                                                    -----------
                                                                       127,469
                                                                    -----------

           Coal/Alternate Energy Industry -- 0.08%
      400  Aes Corporation..........................................    21,025
                                                                    -----------



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                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

                                  (Continued)



           Computer & Peripherals Industry -- 3.93%
      200  3Com Corporation.........................................     6,138
      200  Apple Computer Incorporated..............................     5,738
      600  Cabletron Systems Incorporated...........................     8,063
    3,750  Cisco Systems Incorporated...............................   345,234
    5,934  Compaq Computer Corporation..............................   168,748
    2,600  Dell Computer Corporation................................   241,313
    3,600  EMC Corporation..........................................   161,325
    1,100  Seagate Technology Incorporated..........................    26,263
      900  Silicon Graphics Incorporated............................    10,912
    1,400  Sun Microsystems Incorporated............................    60,813
                                                                    -----------
                                                                     1,034,547
                                                                    -----------
           Computer Software & Services Industry -- 5.80%
    1,200  Automatic Data Processing Incorporated...................    87,450
    3,750  Computer Associates International Incorporation..........   208,359
      400  Electronic Data Systems Corporation......................    15,975
    1,800  First Data Corporation...................................    59,962
    8,600  Microsoft Corporation....................................   932,025
    9,200  Oracle Corporation.......................................   225,975
                                                                    -----------
                                                                     1,529,746
                                                                    -----------
           Diversified Company Industry -- 0.78%
      100  Crane Company............................................     4,856
      200  National Service Industries Incorporated.................    10,175
      400  Raychem Corporation......................................    11,825
      800  Thermo Electron Corporation..............................    27,350
    2,400  Tyco International Limited...............................   151,200
                                                                    -----------
                                                                       205,406
                                                                    -----------
           Drug Industry -- 2.25%
    8,000  Amgen Incorporated.......................................   523,000
      300  Biogen Incorporated......................................    14,700
      200  Interneuron Pharmaceuticals Incorporated.................       725
      400  Quintiles Transnational Corporation......................    19,675
      400  RP Scherer Corporation...................................    35,450
                                                                    -----------
                                                                       593,550
                                                                    -----------


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                         PRINCIPLED EQUITY MARKET FUND
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

                                  (Continued)


           Drugstore Industry -- 0.51%
      800  Rite Aid Corporation.....................................    30,050
    2,500  Walgreen Company.........................................   103,281
                                                                    -----------
                                                                       133,331
                                                                    -----------
           Electric Utility (Central) Industry -- 0.86%
      800  Cinergy Corporation......................................    28,000
    3,200  Dte Energy Holding Company...............................   129,200
    2,000  Unicom Corporation.......................................    70,125
                                                                    -----------
                                                                       227,325
                                                                    -----------
           Electric Utility (East) Industry -- 0.62%
      800  Northeast Utilities......................................    13,550
      800  P P and L Resources Holding Company......................    18,150
    4,500  Peco Energy Company......................................   131,344
                                                                    -----------
                                                                       163,044
                                                                    -----------
           Electric Utility (West) Industry -- 5.26%
   10,700  Edison International Incorporated........................   316,319
    2,100  Nevada Power Company.....................................    54,075
   15,900  PG & E Corporation (Holding Company) ....................   501,844
   20,300  Pacificorp...............................................   459,287
    1,955  Sempra Energy............................................    54,372
                                                                    -----------
                                                                     1,385,897
                                                                    -----------
           Electrical Equipment Industry -- 0.25%
    1,300  Corning Incorporated.....................................    45,175
      400  W W Grainger Incorporated................................    19,925
                                                                    -----------
                                                                        65,100
                                                                    -----------
           Electronics Industry -- 0.14%
    1,100  Amp Incorporated.........................................    37,813
                                                                    -----------

           Entertainment Industry -- 1.97%
    7,200  CBS Corporation..........................................   228,600
    3,400  Time Warner Incorporated Holding Company.................   290,488
                                                                    -----------
                                                                       519,088
                                                                    -----------


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                         PRINCIPLED EQUITY MARKET FUND
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

                                  (Continued)


           Environmental Industry -- 0.31%
    2,800  Laidlaw Environmental Services Incorporated..............    10,150
    1,700  Republic Industries Incorporated.........................    42,606
      600  USA Waste Services Incorporated..........................    29,625
                                                                    -----------
                                                                        82,381
                                                                    -----------
           Financial Services Industry -- 5.21%
    2,600  American Express Company.................................   295,750
    1,100  Associates First Capital Corporation.....................    84,631
    2,000  Cendant Corporation......................................    41,000
      400  Deluxe Corporation.......................................    14,300
    3,400  Franklin Resources Incorporated..........................   183,600
      700  Green Tree Financial Corporation.........................    29,969
    1,200  Household International Incorporated.....................    59,700
      100  Lehman Brothers Holdings Incorporated....................     7,756
    2,400  Mbna Corporation.........................................    79,350
    3,020  Morgan Stanley, Dean Witter & Company....................   275,953
    8,900  Schwab (Chas) Corporation................................   290,363
      100  Transamerica Corporation.................................    11,513
                                                                    -----------
                                                                     1,373,885
                                                                    -----------
           Food Processing Industry -- 2.34%
      500  Bestfoods................................................    29,031
    2,200  General Mills Incorporated...............................   150,150
      200  Hershey Foods Corporation................................    13,800
    3,800  Hj Heinz Company.........................................   213,275
    1,700  Kellogg Company..........................................    64,069
    1,200  Pioneer Hi Bred International Incorporated...............    49,650
      700  Quaker Oats Company......................................    38,456
      600  Wm Wrigley Jr Company....................................    58,800
                                                                    -----------
                                                                       617,231
                                                                    -----------
           Food Services Industry -- 0.02%
      150  Sodexho Marriott Services incorporated...................     4,350
                                                                    -----------

           Food Wholesalers Industry -- 0.17%
    1,800  Sysco Corporation........................................    46,125
                                                                    -----------

           Foreign Telecommunication Industry -- 0.56%
    2,600  Northern Telecom Limited.................................   147,550
                                                                    -----------


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                         PRINCIPLED EQUITY MARKET FUND
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                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

                                  (Continued)


           Gold/Silver Mining Industry -- 0.30%
    3,200  Barrick Gold Corporation.................................    61,600
      700  Newmont Mining Corporation...............................    16,538
                                                                    -----------
                                                                        78,138
                                                                    -----------
           Grocery Industry -- 0.69%
    1,400  Albertsons Incorporated..................................    72,538
      400  American Stores Company..................................     9,675
    1,000  Kroger Company...........................................    42,875
      400  Safeway Incorporated.....................................    16,275
      800  Winn Dixie Stores Incorporated...........................    40,800
                                                                    -----------
                                                                       182,163
                                                                    -----------
           Healthcare Info Systems Industry -- 0.40%
    3,000  HBO & Company............................................   105,750
                                                                    -----------

           Home Appliance Industry -- 0.10%
      400  Whirlpool Corporation....................................    27,500
                                                                    -----------

           Hotel/Gaming Industry -- 0.15%
    1,200  Marriott International Incorporated Cl A.................    38,850
                                                                    -----------

           Household Products Industry -- 0.60%
      800  Newell Company...........................................    39,850
      600  Ralston Ralston Purina Group.............................    70,088
    1,500  Rubbermaid Incorporated..................................    49,500
                                                                    -----------
                                                                       159,438
                                                                    -----------
           Industrial Services Industry -- 0.08%
    1,700  Laidlaw Incorporated.....................................    20,719
                                                                    -----------

           Insurance (Diversified) Industry -- 3.09%
    1,100  American General Corporation.............................    78,306
    5,900  Equitable Companies, Incorporated........................   442,131
      600  Lincoln National Corporation Ind.........................    54,825
    2,000  Lowe's Companies Incorporated............................    81,125
    1,200  Marsh and Mclennan Companies Incorporated................    72,525
    1,500  Mgic Investment Corporation..............................    85,594
                                                                    -----------
                                                                       814,506
                                                                    -----------


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                         PRINCIPLED EQUITY MARKET FUND
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

                                  (Continued)


           Insurance (Life) Industry -- 0.29%
      900  Conseco Incorporated.....................................    42,188
      600  Jefferson Pilot Corporation..............................    34,763
                                                                    -----------
                                                                        76,951
                                                                    -----------
           Insurance (Property/Casualty Industry -- 2.53%
    2,200  Allstate Corporation.....................................   201,438
      900  Chubb Corporation........................................    72,338
    1,000  General Re Corporation...................................   253,500
      700  Safeco Corporation.......................................    31,763
    2,594  St Paul Companies Incorporated...........................   109,110
                                                                    -----------
                                                                       668,149
                                                                    -----------
           Machinery Industry -- 0.63%
    1,100  Aeroquip Vickers Incorporated............................    64,213
    1,400  Donaldson Company Incorporated...........................    33,075
      200  Snap On Incorporated.....................................     7,250
    1,500  Stanley Works............................................    62,344
                                                                    -----------
                                                                       166,882
                                                                    -----------
           Machinery (Construction & Mining) Industry -- 0.81%
      200  Case Corporation.........................................     9,650
    2,300  Caterpillar Incorporated.................................   121,684
      800  Deere and Company........................................    42,275
      900  Ingersoll Rand Company...................................    39,656
                                                                    -----------
                                                                       213,265
                                                                    -----------
           Medical Services Industry -- 0.12%
      700  Health Care and Retirement Corporation...................    27,606
      200  Idexx Laboratories Incorporated..........................     4,975
                                                                    -----------
                                                                        32,581
                                                                    -----------
           Medical Supplies Industry -- 2.30%
    1,700  Becton Dickinson and Company.............................   131,962
    2,100  Boston Scientific Corporation............................   150,412
      100  Centocor Incorporated....................................     3,625
    1,100  Guidant Corporation......................................    78,444
    3,800  Medtronic Incorporated...................................   242,250
                                                                    -----------
                                                                       606,693
                                                                    -----------
           Metals & Mining (Div.) Industry -- 0.41%
    7,900  Inco Limited.............................................   107,638
                                                                    -----------

           Natural Gas (Distribution) Industry -- 0.08%
      800  Washington Gas Light Company.............................    21,400
                                                                    -----------

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                         PRINCIPLED EQUITY MARKET FUND
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

                                  (Continued)


           Natural Gas (Diversified) Industry -- 1.57%
      852  Burlington Resources Incorporated........................    36,689
      300  Columbia Energy Group....................................    16,687
      600  Consolidated Natural Gas Company.........................    35,325
    5,000  Enron Corporation........................................   270,312
      400  Sonat Incorporated.......................................    15,450
    1,200  Williams Companies Incorporated..........................    40,500
                                                                    -----------
                                                                       414,963
                                                                    -----------
           Newspaper Industry -- 0.15%
      200  Times Mirror Company.....................................    12,575
      400  Tribune Company..........................................    27,525
                                                                    -----------
                                                                        40,100
                                                                    -----------
           Office Equipment & Supplies Industry -- 0.95%
      700  Ikon Office Solutions Incorporated.......................    10,194
    5,000  Pitney Bowes Incorporated................................   240,625
                                                                    -----------
                                                                       250,819
                                                                    -----------
           Oilfield Services/Equipment Industry -- 1.22%
    1,400  Baker Hughes Incorporated................................    48,387
      200  Cooper Cameron Corporation...............................    10,200
    1,700  Diamond Offshore Drilling Incorporated...................    68,531
    1,400  Dresser Industries Incorporated..........................    61,687
      400  Ensco International Incorporated.........................     7,000
      400  Global Marine Incorporated...............................     7,525
      400  Helmerich and Payne Incorporated.........................     8,975
      200  Noble Drilling Corporation...............................     4,812
      472  R&B Falcon Corporation...................................    10,679
      700  Rowan Companies Incorporated.............................    13,606
      200  Smith International Incorporated.........................     6,962
      800  Transocean Offshore Incorporated.........................    35,600
    1,000  Varco International Incorporated.........................    19,812
      200  Western Atlas Incorporated...............................    16,975
                                                                    -----------
                                                                       320,751
                                                                    -----------

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                         PRINCIPLED EQUITY MARKET FUND
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

                                  (Continued)


           Packaging & Container Industry -- 0.16%
      600  Bemis Company Incorporated...............................    24,525
      550  Sonoco Products Company..................................    16,637
                                                                    -----------
                                                                        41,162
                                                                    -----------
           Paper & Forest Products Industry -- 0.41%
      200  Chesapeake Corporation...................................     7,787
      300  Fort James Corporation...................................    13,387
    1,900  Rayonier Incorporated....................................    87,400
                                                                    -----------
                                                                       108,574
                                                                    -----------
           Petroleum (Integrated) Industry -- 1.23%
    3,200  Fina Incorporated........................................   208,000
      600  Murphy Oil Corporation...................................    30,412
      800  Pennzoil Company.........................................    40,650
      800  Quaker State Corporation.................................    13,100
      400  Sun Company Incorporated.................................    15,525
      600  Tosco Corporation........................................    17,700
                                                                    -----------
                                                                       325,387
                                                                    -----------
           Petroleum (Producing) Industry -- 0.15%
      200  Pogo Producing Company...................................     5,025
    1,900  Union Pacific Resources Group Incorporated...............    33,369
                                                                    -----------
                                                                        38,394
                                                                    -----------
           Publishing Industry -- 0.23%
      900  Harcourt General Incorporated............................    53,550
      100  Mcgraw Hill Company Incorporated.........................     8,150
                                                                    -----------
                                                                        61,700
                                                                    -----------
           Railroad Industry -- 2.64%
    5,800  Burlington Northern Santa Fe Corporation.................   569,487
    4,200  Norfolk Southern Corporation.............................   125,212
                                                                    -----------
                                                                       694,699
                                                                    -----------
           Restaurant Industry -- 1.91%
    7,300  McDonalds Corporation....................................   503,700
                                                                    -----------

           Retail (Special Lines) Industry -- 0.60%
    2,250  Gap Incorporated.........................................   138,234
      800  Tjx Companies Incorporated...............................    19,300
                                                                    -----------
                                                                       157,534
                                                                    -----------

           Retail Building Supply Industry -- 1.20%
    3,800  Home Depot Incorporated..................................   315,638
                                                                    -----------

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                         PRINCIPLED EQUITY MARKET FUND
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

                                  (Continued)


           Retail Store Industry -- 2.13%
    4,300  Borders Group, Incorporated..............................   159,100
    1,600  CVS Corporation..........................................    62,300
      300  Clear Channel Communications Incorporated................    32,737
      400  Costco Companies Incorporated............................    25,225
    1,600  Dayton Hudson Corporation................................    77,600
      500  Federated Department Stores Incorporated.................    26,906
    1,300  JC Penney Company Incorporated...........................    94,006
      300  May Department Stores Company............................    19,650
    1,000  Sears Roebuck and Company................................    61,062
      100  Venator Group Incorporated...............................     1,912
                                                                    -----------
                                                                       560,498
                                                                    -----------
           Securities Brokerage Industry -- 0.73%
    2,100  Merrill Lynch and Company Incorporated...................   193,725
                                                                    -----------

           Semiconductor Industry -- 0.04%
      300  Advanced Micro Devices Incorporated......................     5,119
      200  Micron Technology Incorporated...........................     5,000
                                                                    -----------
                                                                        10,119
                                                                    -----------
           Semiconductor Capital Equipment Industry -- 0.35%
    3,100  Applied Materials Incorporated...........................    91,450
                                                                    -----------

           Steel (General) Industry -- 0.09%
      400  Nucor Corporation........................................    18,400
      400  Worthington Industries Incorporated......................     6,025
                                                                    -----------
                                                                        24,425
                                                                    -----------
           Telecom. Equipment Industry -- 2.58%
      300  Andrew Corporation.......................................     5,419
      700  General Instrument Corporation...........................    19,031
    5,700  Lucent Technologies Incorporated.........................   474,525
    3,000  MediaOne Group...........................................   131,812
      700  Tellabs Incorporated.....................................    50,138
                                                                    -----------
                                                                       680,925
                                                                    -----------

--------------------------------------------------------------------------------
                         PRINCIPLED EQUITY MARKET FUND
--------------------------------------------------------------------------------

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

                                  (Continued)

           Telecommunication Services Industry -- 9.08%
    2,600  Airtouch Communications..................................   151,937
      900  Alltel Corporation.......................................    41,062
    5,600  Ameritech Corporation....................................   251,300
    5,300  Bellsouth Corporation....................................   355,762
      800  Comcast Corporation Class A Special......................    32,475
    7,378  SBC Communications Incorporated..........................   295,120
    4,000  Sprint Corporation.......................................   282,000
    1,310  TCI Ventures A...........................................    26,282
    1,145  Tele Communications Inc New..............................    44,011
   15,682  US West Incorporated.....................................   734,110
    3,700  Worldcom Incorporated....................................   179,219
                                                                    -----------
                                                                     2,393,278
                                                                    -----------
           Thrift Industry -- 3.09%
    2,500  Federal Home Loan Mortgage Association...................   117,812
   11,100  Federal National Mortgage Association....................   682,650
      200  HF Ahmanson and Company..................................    14,200
                                                                    -----------
                                                                       814,662
                                                                    -----------
           Tire & Rubber Industry -- 0.03%
      400  Cooper Tire and Rubber Company...........................     8,300
                                                                    -----------

           Toiletries/Cosmetics Industry -- 0.21%
      700  Avon Products Incorporated...............................    54,206
                                                                    -----------

           Total common stocks (cost $19,181,177)...................26,191,843
                                                                    -----------

           Total investments (cost $19,181,177).....................26,191,843
                                                                    -----------
CASH & OTHER ASSETS, LESS LIABILITIES -- 0.63%......................   166,149
                                                                    -----------

           Total Net Assets.........................................$26,357,992
                                                                    ===========

================================================================================
                         PRINCIPLED EQUITY MARKET FUND
================================================================================


                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997



1. Significant accounting policies:
   Principled Equity Market Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. A. Investment securities-- Security transactions are recorded on the date the investments are purchased or sold. Each day securities traded on national security exchanges are valued at the last sale price on the primary exchange on which they are listed, or if there has been no sale, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Temporary cash investments are stated at cost, which approximates market value. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B.Income  Taxes-- The Trust has elected to comply  with the  requirements  of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Fund intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.
   C. Capital Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D.Organizational  Costs - Costs incurred in connection with  organization and registration are deferred and amortized over a period of 60 months from the date upon which the Trust commenced operations.
2. Tax basis of investments:
   At June 30, 1998, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $7,523,869. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $513,203. Net unrealized appreciation in investments at June 30, 1998 was $7,010,666.

================================================================================
                         PRINCIPLED EQUITY MARKET FUND
================================================================================


                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

                                  (Continued)

3. Investment advisory and sub-advisory agreements:
   The Trust has entered into an Investment Advisory Agreement with F.L. Putnam Investment Management Company ("F.L. Putnam" or the "Adviser") and a Sub-Advisory Agreement with PanAgora Asset Management, Inc. ("PanAgora" or the "Sub-Advisor"). The Advisory Agreement provides that F.L. Putnam will be responsible for overall management of the Trust's activities, will supervise the provision of administrative and professional services to the Trust, will provide all necessary facilities, equipment, personnel and office space to the Trust, and will provide the Sub-Advisor with a list of acceptable securities from which to select and effect investments for the Trust's portfolio. The Sub-Advisory Agreement provides that PanAgora will be responsible for investment and management of the Trust's securities portfolio using the list of securities provided by F.L. Putnam. The agreements provide that the Trust will pay F.L. Putnam 1/4 of 1 percent (0.25%) of the Trust's average monthly net assets per year, of which F.L. Putnam will pay 60 percent or 15/100 of 1 percent (0.15%) to PanAgora, leaving F.L. Putnam with a net fee of 1/10 of 1 percent (0.10%). F.L. Putnam elected to waive its total management fee of $12,239 for the six months ended June 30, 1998, and is receiving no compensation for its services. PanAgora has received its portion of the fee, in an amount equal to $17,886 of which $17,886 is included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
4. Administration and transfer agent services:
   The Trust has entered into an agreement with Anchor Investment Management Corporation for administrative, transfer agent and dividend disbursing agent services. Annual fees for these services are $30,000. At June 30, 1998, administrative, transfer agent and dividend disbursing agent fees of $8,854 were due which were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities.
5. Related parties:
   The President and Secretary of the Trust is also a director and principal stockholder of the Trust's investment adviser.

================================================================================
                         PRINCIPLED EQUITY MARKET FUND
================================================================================


                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1998
                                  (Unaudited)

                                  (Continued)




6. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for six months ended June 30, 1998 were:
     Cost of securities acquired:
       U.S. Government and investments backed by such
     securities.........................................    $     --
       Other investments................................       4,970,838
                                                            ===============
                                                            $  4,970,838
                                                            ===============
     Proceeds from sales and maturities:
       U.S. Government and investments backed by such
     securities.........................................    $    --
       Other investments................................       4,530,009
                                                            ===============
                                                            $  4,530,009
                                                            ===============

================================================================================
                         PRINCIPLED EQUITY MARKET FUND
================================================================================


                              OFFICERS & TRUSTEES



DAVID W.C. PUTNAM                                     President, Secretary
President and Director                                and Trustee
F.L. Putnam Securities Company, Incorporated and subsidiaries

HOWARD R. BUCKLEY                                     Trustee
President, Chief Executive Officer, Mercy Hospital,
Portland Maine; President, Chief Executive Officer and Director, Mercy Health Systems of Maine

SISTER ANNE MARY DONOVAN                              Trustee
General Treasurer of the Sisters of Notre Dame de
Namur, Boston

SISTER JOAN GIBBINS                                   Trustee
Treasurer, Mercy Health System of Southeastern
Pennsylvania

SISTER JUNE KETTERER                                  Trustee
Provincial Superior, St. Joseph Province, Sisters of Charity of Montreal

SISTER MARY LABOURE MORIN                             Trustee
President, Regional Community, Sisters of Mercy of the Americas

C. KENT RUSSELL                                       Treasurer
Chief Financial Officer, Eastern Mercy Health
System

DANIEL F. RUSSELL                                     Trustee
President and Chief Executive Officer, Eastern
Mercy Health System

EDWARD T. SULLIVAN, JR                                Trustee
Chief Executive Officer and Chief Financial
Officer, Local 254 Service Employees
International Union

GOERGE A. VIOLIN, M.D., F.A.C.S.                      Trustee
Physician; Principal, Medical Eye Care Associates

JOEL M. ZIFF                                          Trustee
Director, Eastern Mercy Health System









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                                       23

================================================================================
                         PRINCIPLED EQUITY MARKET FUND
================================================================================


                              INVESTMENT ADVISER
                  F.L. Putnam Investment Management Company
        10 Langley Road, Suite 400, Newton Centre, Massachusetts 02159
                                (617) 964-7600

                                 SUB-ADVISOR
                       PanAgora Asset Management, Inc.
          260 Franklin St., 22nd Floor, Boston, Massachusetts 02110

                                  CUSTODIAN
                        Investors Bank & Trust Company
                 89 South Street, Boston, Massachusetts 02111

                        INDEPENDENT PUBLIC ACCOUNTANT
                          Livingston & Haynes, P.C.
                 40 Grove St., Wellesley, Massachusetts 02181

                       ADMINISTRATOR   AND  TRANSFER  AGENT
                        Anchor Investment Management Corp.
                 579 Pleasant St., Suite 4, Paxton, MA 01612
                                (508) 831-1171

                                LEGAL COUNSEL
                             Sullivan & Worcester
             One Post Office Square, Boston, Massachusetts 02109








                                       24
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